John Hancock Financial Services

Thomas J. Loftus

AVP and Senior Counsel

Insurance Law Department

601 Congress Street

Boston, MA 02210-2805

(617) 663-3192

Fax: (617) 663-2197

E-Mail: tloftus@jhancock.com

VIA EDGAR

July 10, 2015

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.) Initial Joint Registration Statement on Form F-3

Dear Mr. Oh:

We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“MFC”)(“New Registration Statement”). The New Registration Statement covers the continuous offer by John Hancock USA of a form of single premium deferred annuity contract with market value adjustment interests (the “Contract”) that are fully and unconditionally guaranteed by MFC. The Contracts are no longer offered for sale. We are filing an omnibus form of prospectus with the New Registration Statement.

We intend the New Registration Statement to replace SEC File Nos. 333-179261 and 333-179261-01 (the “Currently Effective Base MVA Registration”), which were declared effective on July 19, 2012. John Hancock USA intends to use the prospectus in the New Registration Statement for Contracts sold through different distribution channels. As filed, the omnibus prospectus includes all information applicable to Contracts issued by John Hancock USA in each of the distribution channels. Following the effectiveness of the New Registration Statement, a final prospectus will be tailored to the market in which the Contract is used and, therefore, the form of a final prospectus will vary from that filed herewith in the following respects:

(1) The Contract has a different marketing name for each distribution channel. As filed, the prospectus in the New Registration Statement refers generically to “Product Marketing Name” on the cover page. The cover page of a final prospectus will specify the marketing name of the Contract for the channel in which that form of prospectus is being used. The marketing name will not appear elsewhere in the final prospectus.

(2) The minimum purchase payment for a Contract varies by marketing channel. As filed, the prospectus in the New Registration Statement identifies all minimum purchase payments on the cover page. The cover page of a final prospectus will specify only the minimum purchase payment for the channel in which that form of prospectus is being used. Subsequent discussion in the final prospectus of the minimum purchase payment will refer to the amount specified on the cover page.

We will subsequently file, under Rule 424, each form of a final prospectus that will include the definitive marketing name and minimum purchase payment for each version of the prospectus.

Sonny Oh, Esq.

SEC Office of Insurance Products

July 10, 2015

The enclosed courtesy copies are marked against the last formal filing with the Commission of the Currently Effective Base MVA Registration on June 29, 2012 (Accession No. 0000950123-12-289594). We marked the courtesy copies to indicate the following revisions to the Currently Effective Base MVA Registrations:

1.	Part II – Filing Fee Table. The filing fee table reflects the amount of securities to be registered, the filing fees for securities expected to remain unsold, and the offset of filing fees remaining unsold from the Currently Effective Registrations.

2.	Part I - Prospectus – Revisions to Conform Disclosure. We have made non-material revisions to the disclosure in several sections of the enclosed prospectus to reflect updates to the cover page, risk disclosure, accounting treatment and tax section, and to documents incorporated by reference.

We have made non-substantive revisions, mainly typographical and updating in nature, to both the Prospectus and Part II.

Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Sophia Pattas, Assistant Counsel at (617) 663-2332.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel